Leases - Lease cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease cost	$ 1,000	$ 1,100	$ 2,000	$ 2,300	$ 4,300	$ 2,927
Short-term lease cost					249	287
Variable lease cost					353	100
Total operating lease cost					$ 4,902	$ 3,314
Rent expense							$ 2,100